Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Utilities Fund
Entity Central Index Key	0001087966
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002899
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class AAA
Trading Symbol	GABUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	11,480	10,399	13,147	11,479
6/17	11,970	12,260	13,472	11,835
6/18	12,298	14,022	13,931	12,540
6/19	13,779	15,483	16,582	14,416
6/20	12,371	16,646	16,232	13,538
6/21	15,024	23,436	18,792	15,981
6/22	15,467	20,947	21,479	17,388
6/23	14,898	25,051	20,689	17,322
6/24	15,091	31,203	22,307	18,883
6/25	17,835	35,934	27,527	23,058

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	9.38%	18.18%	7.59%	5.96%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,554,779,843
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 7,579,251
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,554,779,843 Number of Portfolio Holdings219 Portfolio Turnover Rate1% Management Fees$7,579,251
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000239633
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C
Trading Symbol	GUXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$111	2.14%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000	10,000
6/16	11,392	11,292	10,399	13,147	11,479
6/17	11,806	11,589	12,260	13,472	11,835
6/18	12,018	11,681	14,022	13,931	12,540
6/19	13,380	12,889	15,483	16,582	14,416
6/20	11,918	11,366	16,646	16,232	13,538
6/21	14,355	13,576	23,436	18,792	15,981
6/22	14,666	13,735	20,947	21,479	17,388
6/23	14,021	12,999	25,051	20,689	17,322
6/24	14,095	12,938	31,203	22,307	18,883
6/25	16,523	15,037	35,934	27,527	23,058

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	8.80%	17.22%	6.75%	5.15%
The Gabelli Utilities Fund - Class C (includes sales charge)	7.80%	16.22%	6.75%	5.15%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,554,779,843
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 7,579,251
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,554,779,843 Number of Portfolio Holdings219 Portfolio Turnover Rate1% Management Fees$7,579,251
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034315
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class I
Trading Symbol	GAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	11,509	10,399	13,147	11,479
6/17	12,034	12,260	13,472	11,835
6/18	12,388	14,022	13,931	12,540
6/19	13,920	15,483	16,582	14,416
6/20	12,515	16,646	16,232	13,538
6/21	15,249	23,436	18,792	15,981
6/22	15,740	20,947	21,479	17,388
6/23	15,210	25,051	20,689	17,322
6/24	15,443	31,203	22,307	18,883
6/25	18,277	35,934	27,527	23,058

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	9.53%	18.35%	7.87%	6.22%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,554,779,843
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 7,579,251
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,554,779,843 Number of Portfolio Holdings219 Portfolio Turnover Rate1% Management Fees$7,579,251
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002898
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class A
Trading Symbol	GAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000	10,000
6/16	11,483	10,823	10,399	13,147	11,479
6/17	11,983	10,644	12,260	13,472	11,835
6/18	12,293	10,292	14,022	13,931	12,540
6/19	13,791	10,883	15,483	16,582	14,416
6/20	12,361	9,193	16,646	16,232	13,538
6/21	15,011	10,522	23,436	18,792	15,981
6/22	15,462	10,215	20,947	21,479	17,388
6/23	14,895	9,275	25,051	20,689	17,322
6/24	15,090	8,856	31,203	22,307	18,883
6/25	17,829	9,862	35,934	27,527	23,058

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	9.24%	18.15%	7.60%	5.95%
The Gabelli Utilities Fund - Class A (includes sales charge)	2.96%	11.36%	6.33%	5.33%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,554,779,843
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 7,579,251
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,554,779,843 Number of Portfolio Holdings219 Portfolio Turnover Rate1% Management Fees$7,579,251
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends